Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
		Aug. 31, 2015	Aug. 31, 2025	Aug. 31, 2016	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025
C000000939 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Investor Shares
Accumulated Value		$ 10,000		$ 10,554	$ 10,561	$ 10,501	$ 11,334	$ 11,552	$ 11,847	$ 10,917	$ 11,136	$ 11,718	$ 11,832
C000000938 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class M
Accumulated Value		10,000		10,588	10,613	10,580	11,456	11,696	12,034	11,109	11,361	11,984	12,140
C000000943 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class M
Accumulated Value		10,000		10,594	10,657	10,652	11,531	11,824	12,219	11,224	11,463	12,111	12,318
C000000944 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Investor Shares
Accumulated Value		10,000		10,576	10,612	10,580	11,418	11,679	12,047	11,029	11,245	11,842	12,014
C000000949 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Investor Shares
Accumulated Value		10,000		10,097	10,149	10,141	10,423	10,568	10,650	10,286	10,433	10,881	11,230
C000000948 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class M
Accumulated Value		10,000		10,121	10,199	10,217	10,527	10,700	10,809	10,467	10,642	11,128	11,513
C000000954 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class M
Accumulated Value		10,000		11,433	12,842	14,808	14,755	13,814	19,899	20,738	23,238	27,725	31,396
C000000955 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Investor Shares
Accumulated Value		10,000		11,415	12,787	14,716	14,629	13,638	19,626	20,386	22,818	27,139	30,661
C000170067 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			with Maximum Sales Charge - 5.75%
Accumulated Value		9,428		10,770	12,082	13,895	13,807	12,867	18,495	19,208	21,460	25,565	28,835
C000170068 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			with Maximum Deferred Sales Charge - 1.00%
Accumulated Value		10,000		11,402	12,682	14,466	14,259	13,199	18,821	19,391	21,524	25,429	28,466
C000170069 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class I
Accumulated Value		10,000		11,432	12,854	14,805	14,763	13,798	19,864	20,684	23,199	27,674	31,299
C000170066 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class Y
Accumulated Value		1,000,000		1,143,159	1,284,094	1,480,681	1,475,394	1,379,329	1,987,746	2,071,418	2,321,849	2,771,080	3,135,200
C000000957 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Investor Shares
Accumulated Value		10,000		10,726	12,109	14,546	14,298	16,289	22,450	18,409	20,284	23,532	26,231
C000000956 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class M
Accumulated Value		10,000		10,751	12,161	14,651	14,425	16,479	22,766	18,709	20,673	24,045	26,875
C000000959 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class M
Accumulated Value		10,000		10,446	12,241	15,787	13,902	16,185	22,020	18,886	19,292	21,216	23,492
C000000960 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Investor Shares
Accumulated Value		10,000		10,417	12,182	15,668	13,756	15,985	21,688	18,566	18,915	20,746	22,919
C000000962 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Investor Shares
Accumulated Value		10,000		9,822	11,746	12,147	11,328	12,039	14,767	11,435	13,909	16,045	17,979
C000000961 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class M
Accumulated Value		10,000		9,851	11,801	12,236	11,441	12,181	14,987	11,631	14,180	16,408	18,424
C000000963 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class M
Accumulated Value		10,000		11,335	14,324	13,785	13,139	14,878	18,775	14,587	14,736	16,271	18,118
C000000964 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Investor Shares
Accumulated Value		10,000		11,313	14,259	13,699	13,015	14,687	18,502	14,336	14,461	15,918	17,669
C000000966 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Investor Shares
Accumulated Value		10,000		10,489	11,694	13,039	12,957	14,578	17,972	15,662	16,804	19,638	21,820
C000000965 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class M
Accumulated Value		10,000		10,508	11,740	13,133	13,074	14,745	18,223	15,923	17,121	20,058	22,346
C000000967 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class M
Accumulated Value		10,000		10,582	10,674	10,557	11,602	12,354	12,416	10,902	10,788	11,564	11,906
C000000968 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Investor Shares
Accumulated Value		10,000		10,555	10,621	10,478	11,484	12,198	12,235	10,719	10,571	11,305	11,610
C000000970 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Investor Shares
Accumulated Value		10,000		10,326	10,404	10,316	10,923	11,462	11,510	10,691	10,802	11,484	11,950
C000000969 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class M
Accumulated Value		10,000		10,360	10,464	10,403	11,036	11,613	11,685	10,876	11,013	11,747	12,241
C000069513 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class M
Accumulated Value		10,000		10,740	10,859	11,213	12,085	12,301	13,167	11,800	12,107	13,117	12,996
C000069514 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Investor Shares
Accumulated Value		10,000		10,713	10,815	11,140	11,976	12,160	12,984	11,608	11,870	12,838	12,679
C000110248 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Investor Shares
Accumulated Value		10,000		10,729	11,108	11,028	12,186	12,901	13,420	11,833	12,167	13,366	14,070
C000110247 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class M
Accumulated Value		10,000		10,755	11,150	11,096	12,296	13,053	13,613	12,037	12,405	13,660	14,413
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index (broad-based index)
Accumulated Value		10,000		11,253	13,078	15,649	16,106	19,639	25,758	22,868	26,511	33,703	39,049
S And P Municipal Bond Investment Grade Intermediate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Municipal Bond Investment Grade Intermediate Index
Accumulated Value		10,000		10,630	10,748	10,709	11,611	12,017	12,314	11,423	11,625	12,232	12,491
S And P Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Municipal Bond Index (broad-based index)
Accumulated Value		10,000		10,703	10,801	10,867	11,765	12,136	12,553	11,539	11,745	12,479	12,535
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000® Index (broad-based index)
Accumulated Value		10,000		11,169	12,974	15,545	15,932	19,517	25,812	22,466	25,926	32,823	38,151
Dow Jones U S Select DividendTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Dow Jones U.S. Select Dividend™ Index
Accumulated Value		10,000		12,173	13,494	15,338	15,475	13,969	20,468	21,378	21,045	25,963	28,669
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index (broad-based index)
Accumulated Value		10,000		11,144	12,934	15,553	15,757	19,135	25,457	22,076	25,335	31,957	37,020
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000® Index
Accumulated Value		10,000		10,859	12,478	15,654	13,636	14,457	21,263	17,461	18,273	21,648	23,416
MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE® Index
Accumulated Value		10,000		9,988	11,750	12,266	11,866	12,593	15,883	12,738	15,020	17,934	20,424
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Index
Accumulated Value		10,000		11,183	13,926	13,831	13,228	15,145	18,344	14,345	14,524	16,713	19,520
Morningstar Moderate Target Risk Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar Moderate Target Risk Index
Accumulated Value		10,000		10,823	11,915	12,792	13,276	14,762	17,501	15,096	16,074	18,574	20,505
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index (broad-based index)
Accumulated Value		10,000		10,597	10,649	10,537	11,609	12,360	12,350	10,927	10,797	11,585	11,949
Bloomberg U S Intermediate Government Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Intermediate Government/Credit Index
Accumulated Value		10,000		10,407	10,492	10,386	11,230	11,898	11,918	10,941	11,001	11,783	12,336
Bloomberg U S Government Credit Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Government/Credit Bond Index (broad-based index)
Accumulated Value		10,000		10,681	10,721	10,584	11,793	12,649	12,635	11,084	10,987	11,780	12,134
Bloomberg U S Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Municipal Bond Index
Accumulated Value	[1]	10,000		10,688	10,782	10,835	11,780	12,161	12,575	11,490	11,685	12,397	12,405
Bloomberg U S Intermediate Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Intermediate Credit Index
Accumulated Value		10,000		10,572	10,775	10,706	11,698	12,446	12,626	11,443	11,650	12,656	13,360
S And P Municipal Bond Investment Grade Short Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Municipal Bond Investment Grade Short Index
Accumulated Value		10,000		10,150	10,252	10,281	10,627	10,880	10,968	10,678	10,843	11,315	11,704
Russell Midcap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell Midcap® Index
Accumulated Value		$ 10,000		$ 10,991	$ 12,358	$ 14,569	$ 14,648	$ 15,927	$ 22,495	$ 19,161	$ 20,767	$ 24,953	$ 28,093

[1]	Effective as of August 31, 2024, changes were made to the fund's performance benchmarks. Performance of the Bloomberg U.S. Municipal Bond Index will not be shown in the future.